ORGANIZATION AND PRINCIPAL ACTIVITIES (Details)	Jun. 30, 2022
Changhe Bio-Medical Technology (Yangzhou) Co., Ltd.
Entity Information [Line Items]
Percentage of Ownership	100.00%
Changwei System Technology (Shanghai) Co., Ltd.
Entity Information [Line Items]
Percentage of Ownership	100.00%
AnPac Bio-Medical Technology (Lishui) Co., Ltd.
Entity Information [Line Items]
Percentage of Ownership	100.00%
AnPac Bio-Medical Technology (Shanghai) Co., Ltd.
Entity Information [Line Items]
Percentage of Ownership	100.00%
AnPac Technology USA Co., Ltd. (AnPac US)
Entity Information [Line Items]
Percentage of Ownership	100.00%
Lishui AnPac Medical Laboratory Co., Ltd.
Entity Information [Line Items]
Percentage of Ownership	100.00%
Shiji (Hainan) Medical Technology Ltd.
Entity Information [Line Items]
Percentage of Ownership	100.00%
Shanghai Muqing AnPac Health Technology Co., Ltd.
Entity Information [Line Items]
Percentage of Ownership	51.00%
Anpai (Shanghai) Healthcare Management and Consulting Co., Ltd.
Entity Information [Line Items]
Percentage of Ownership	60.00%
Shenzhen Anhengchuang Technology Co., Ltd.
Entity Information [Line Items]
Percentage of Ownership	100.00%